Intangible assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Intangible assets
11. Intangible assets

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Cost
At 1 January 2020	2,139	1,039	793	238	179	413	4,801
Exchange differences	(45)	(24)	(25)	(19)	(2)	(48)	(163)
Additions – internal development	—	80	—	—	—	—	80
Additions – purchased	—	1	—	—	—	—	1
Disposals and retirements	—	(6)	(17)	(21)	(80)	(16)	(140)
Transfers	—	14	—	—	—	—	14

At 31 December 2020	2,094	1,104	751	198	97	349	4,593
Exchange differences	8	5	4	(2)	—	(2)	13
Additions – internal development	—	110	—	—	—	—	110
Additions – purchased	—	2	—	—	—	—	2
Disposals and retirements	—	(135)	—	(25)	—	(43)	(203)
Acquisition of subsidiary	43	—	—	—	—	27	70
Disposal of subsidiary	—	—	(14)	(3)	—	(10)	(27)
Transfers	—	1	—	—	—	—	1

At 31 December 2021	2,145	1,087	741	168	97	321	4,559

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Amortisation and impairment
At 1 January 2020	—	(588)	(588)	(178)	(176)	(371)	(1,901)
Exchange differences	—	18	23	13	2	46	102
Charge for the year	—	(112)	(44)	(14)	(2)	(8)	(180)
Impairment charge	—	—	(2)	—	—	(10)	(12)
Disposals	—	6	17	21	81	15	140

At 31 December 2020	—	(676)	(594)	(158)	(95)	(328)	(1,851)
Exchange differences	—	(5)	(4)	1	(1)	4	(5)
Charge for the year	—	(113)	(34)	(8)	—	(8)	(163)
Impairment charge	—	(4)	—	—	—	—	(4)
Disposals and retirements	—	135	—	25	—	43	203
Disposal of subsidiary	—	—	12	2	—	10	24
Transfers	—	6	—	—	—	—	6

At 31 December 2021	—	(657)	(620)	(138)	(96)	(279)	(1,790)

Carrying amounts
At 1 January 2020	2,139	451	205	60	3	42	2,900
At 31 December 2020	2,094	428	157	40	2	21	2,742

At 31 December 2021	2,145	430	121	30	1	42	2,769

Goodwill
The goodwill carrying value of £2,145m (2020: £2,094m) relates to acquisitions completed after 1 January 1998. Prior to 1 January 1998, all goodwill was written off to reserves on the date of acquisition. For acquisitions completed between 1 January 1998 and 31 December 2002, no value was ascribed to intangibles other than goodwill which was amortised over a period of up to 20 years. On adoption of IFRS on 1 January 2003, the Group chose not to restate the goodwill balance and at that date the balance was frozen (i.e. amortisation ceased). If goodwill had been restated, then a significant value would have been ascribed to other intangible assets, which would be subject to amortisation, and the carrying value of goodwill would be significantly lower. For acquisitions completed after 1 January 2003, value has been ascribed to other intangible assets which are amortised.
Software and acquired intangible assets
Acquired intangible assets are valued separately for each acquisition and the primary method of valuation used is the discounted cash flow method. The majority of acquired intangibles are amortised using an amortisation profile based on the projected cash flows underlying the acquisition date valuation of the intangible asset, which generally results in a larger proportion of amortisation being recognised in the early years of the asset’s life. The Group keeps the expected pattern of consumption under review. Other intangibles acquired includes technology.
Amortisation of £25m (2020: £22m) is included in the income statement in cost of goods sold and £138m (2020: £158m) in operating expenses. Impairment charges of £4m (2020: £12m) are included in operating expenses within the income statement, of which £4m (2020: £nil) relates to software, £nil (2020: £2m) relates to customer lists, contracts and relationships, and £nil (2020: £10m) to other intangibles acquired.

The range of useful economic lives for each major class of intangible asset (excluding goodwill and software) is shown below:

2021
Useful economic life
Class of intangible asset
Acquired customer lists, contracts and relationships	3-20 years
Acquired trademarks and brands	2-20 years
Acquired publishing rights	5-20 years
Other intangibles acquired	2-20 years
The expected amortisation profile of acquired intangible assets i
s
 shown below:

	2021
All figures in £ millions	One to five years	Six to ten years	Total
Class of intangible asset
Acquired customer lists, contracts and relationships	92	29	121
Acquired trademarks and brands	24	6	30
Acquired publishing rights	1	—	1
Other intangibles acquired	27	15	42
Impairment tests for cash-generating units (CGUs) containing goodwill
Impairment tests have been carried out where appropriate as described below. Goodwill was allocated to CGUs, or an aggregation of CGUs, where goodwill could not be reasonably allocated to individual business units. CGUs have been revised in 2021. Impairment reviews were conducted on these revised CGUs as summarised below:
2021 CGUs

2021
All figures in £ millions	Goodwill
Assessment & Qualifications	1,198
Virtual Learning	395
English Language Learning	153
Workforce Skills	223
Higher Education	68
Strategic Review (includes the separate CGUs of China, India, South Africa, Canada and Other Strategic Review)	108

Total	2,145

2020 CGUs

2020
All figures in £ millions	Goodwill
North American Courseware	—
OPM	18
Virtual Schools	374
Assessments	1,002
International (includes the separate CGUs of Brazil, China, India and South Africa)	700

Total	2,094

Goodwill is tested at least annually for impairment. The recoverable amount of each aggregated CGU is based on the higher of value in use and fair value less costs of disposal. The value in use was higher than the fair value less costs of disposal in each of the CGUs. Other than goodwill there are no intangible assets with indefinite lives. No impairments of goodwill were recorded in 2021 or 2020. In 2020, impairment charges of £12m were recognised in relation to acquired intangibles.
Key judgements
– The allocation of goodwill to the cash-generating units and groups of cash-generating units.
Key areas of estimation
– The recoverability of goodwill balances. Key assumptions used in goodwill impairment testing are discount rates, perpetuity growth rates, forecast sales growth rates and forecast operating profits.
Determination of CGUs and reallocation of goodwill
Pearson identifies its CGUs based on its operating model and how data is collected and reviewed for management reporting and strategic planning purposes in accordance with IAS 36 ‘Impairment of Assets’. In 2021, the CGUs and aggregations of CGUs were revised to take into account the announcement and implementation of a new strategy including five new business divisions and a strategic review division. The newly created CGUs and CGU aggregations reflect the level at which goodwill is monitored by management.
Goodwill has been reallocated to the new CGUs and aggregations of CGUs. The majority of the goodwill balances have been directly mapped from one previous CGU (or CGU aggregation) to one newly created CGU (or CGU aggregation). Where it was not possible to directly map the goodwill it has been reallocated using a relative value method. The key area where the relative value method has been used is for the goodwill related to the previous International CGU aggregation which has been reallocated across the newly created CGU aggregations where applicable.
Key assumptions
For the purpose of estimating the value in use of the CGUs, management has used an income approach based on present value techniques. The calculations use cash flow projections based on financial budgets approved by management covering a five-year period.

The key assumptions used by management in the value in use calculations were:
Discount rates
– The discount rate is based on the risk-free rate for government bonds, adjusted for a risk premium to reflect the increased risk in investing in equities. The risk premium adjustment is assessed for each CGU. Where CGUs cover multiple territories, blended inputs are used. The average pre-tax
discount rates range from 8.9% to 17.1% (2020:
pre-tax
9.3% to 17.2%). Discount rates are generally lower for those businesses which operate in more mature markets with low inflation and generally higher for those operating in emerging markets with higher inflation.
Perpetuity growth rates
– The perpetuity growth rates are based on inflation trends. A perpetuity growth rate of 2% (2020: 2%) was used for cash flows subsequent to the approved budget period for CGUs operating primarily in mature markets. This perpetuity growth rate is a conservative rate and is considered to be lower than the long-term historical growth rates of the underlying territories in which the CGU operates and the long-term growth rate prospects of the sectors in which the CGU operates. CGU growth rates between 2.0% to 5.0% (2020: 2.2% to 4.5%) were used for cash flows subsequent to the approved budget period for CGUs operating in emerging markets with higher inflation. These growth rates are also generally below the long-term historical growth rates in these markets.
The key assumptions used by management in setting the financial budgets were as follows:
Forecast sales growth rates
– Forecast sales growth rates are based on past experience adjusted for the strategic direction and near-term investment priorities within each CGU. Key assumptions include continued growth in Virtual Learning, post
COVID-19
recovery in Assessment & Qualifications and English Language Learning, growth driven by recent acquisitions in Workforce Skills, and ongoing pressures in Higher Education partially offset by recapture of the secondary market. The sales forecasts use average nominal growth rates of low-mid
single digits for mature businesses in mature markets,
mid-high
single digits for emerging businesses in mature markets,
low-high
single digits for mature businesses in emerging markets, and low double digits for Workforce Skills where there is significant organic investment and inorganic investment related to the acquisition of Faethm.
Operating profits
– Operating profits are forecast based on historical experience of operating margins, adjusted for the impact of changes to product costs, committed restructuring plans, strategic developments and new business cases to the extent they have been formally approved prior to the balance sheet date. Management applies judgement in allocating corporate costs on a reasonable and consistent basis in order to determine operating profit at a CGU level. Forecasts generally assume a return to normality from 2022 onwards following the
COVID-19
pandemic. Management have considered the impact of climate change risks (including physical and transition risks and the costs associated with achieving the Group’s net zero commitment) and are satisfied that any related costs will not materially impact the Group’s profit forecasts or impairment judgements at 31 December 2021.
The table below shows the key assumptions used by management in the value in use calculations.

	Discount rate	Perpetuity growth rate
Assessment & Qualifications	11.2%	2.0%
Virtual Learning	10.9%	2.0%
English Language Learning	9.1%	3.0%
Workforce Skills	8.9%	2.0%
Higher Education	11.1%	2.0%
Strategic Review	8.9 - 17.1%	2.0 - 5.0%

Sensitivities
Impairment testing for the year ended 31 December 2021 has shown none of the CGUs, or groups of CGUs, as being sensitive to reasonably possible changes in key assumptions, including those related to climate change.
The assets held in the Strategic Review CGUs are subject to a possible disposal process. Given the stage of the process the related assets have not been classified as held for sale at 31 December 2021. Valuation estimates obtained as part of this process were used by management to determine a fair value less costs to dispose valuation. This fair value less costs to dispose valuation results in a lower headroom position than the value in use method, however, it does not indicate impairment in any of the Strategic Review CGUs.